INVENTORIES (Schedule of Inventory) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Inventory [Line Items]
Inventories	¥ 6,284	$ 966	¥ 5,923
Medicine [Member]
Inventory [Line Items]
Inventories	4,103	631	1,101
Medical equipments [Member]
Inventory [Line Items]
Inventories	104	16	47
Low-value Consumables [Member]
Inventory [Line Items]
Inventories	¥ 2,077	$ 319	¥ 4,775